FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 09-30-2011

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 11-03-2011

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     6690 93190.000SH       SOLE                82980.000         10210.000
AT&T                           COM              00206R102     7387 258995.000SH      SOLE               231472.000         27523.000
Abbott Laboratories            COM              002824100     7052 137895.000SH      SOLE               122970.000         14925.000
Abraxas Petroleum Corp.        COM              003830106       66 25000.000SH       SOLE                                  25000.000
Advance Auto Parts             COM              00751Y106     8093 139300.000SH      SOLE               125380.000         13920.000
Aecom Technology Corp.         COM              00766T100     5188 293630.000SH      SOLE               265070.000         28560.000
Aflac, Inc.                    COM              001055102     3777 108080.000SH      SOLE                97805.000         10275.000
Alexco Resource Corp.          COM              01535P106      102 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     6063 96154.000SH       SOLE                86499.000          9655.000
Apache Corp.                   COM              037411105     3904 48660.000SH       SOLE                43175.000          5485.000
Bank of America Corp.          COM              060505104     2687 438976.000SH      SOLE               397151.000         41825.000
Bard, C.R.                     COM              067383109      259 2958.000 SH       SOLE                 2958.000
Barrick Gold Corp.             COM              067901108     4327 92745.000SH       SOLE                81375.000         11370.000
Becton Dickinson & Co.         COM              075887109     3304 45065.000SH       SOLE                44745.000           320.000
Bemis Co                       COM              081437105     4909 167490.000SH      SOLE               151465.000         16025.000
Berkshire Hathaway Cl B        COM              084670207      418 5882.000 SH       SOLE                 2100.000          3782.000
Capital One Financial Corp.    COM              14040H105     5922 149420.000SH      SOLE               136245.000         13175.000
Chevron Corp.                  COM              166764100     7336 79230.000SH       SOLE                72975.000          6255.000
Chimera Investment Corp.       COM              16934Q109       28 10000.000SH       SOLE                                  10000.000
Cisco Systems Inc.             COM              17275R102     7971 514260.000SH      SOLE               464660.000         49600.000
Coca-Cola Company              COM              191216100     3697 54720.000SH       SOLE                39830.000         14890.000
Colgate Palmolive              COM              194162103      459 5175.000 SH       SOLE                 3975.000          1200.000
Conagra Foods Inc.             COM              205887102     6036 249210.000SH      SOLE               225125.000         24085.000
Dejour Enterprise Ltd.         COM              24486R103       15 60000.000SH       SOLE                                  60000.000
Dow Chemical                   COM              260543103     5869 261300.000SH      SOLE               235675.000         25625.000
Doxa Energy Ltd.               COM              261223101        4 20000.000SH       SOLE                                  20000.000
Dynacor Gold Mines, Inc.       COM              26779X101        7 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     3212 153020.000SH      SOLE               125475.000         27545.000
Encanto Potash Corp.           COM              29251N104        5 30000.000SH       SOLE                                  30000.000
Endeavour Silver Corp.         COM              29258Y103      108 12000.000SH       SOLE                                  12000.000
Enterprise Products Prtns LP   COM              293792107      220 5490.000 SH       SOLE                 1860.000          3630.000
Exxon Mobil Corp.              COM              30231G102     1814 24982.000SH       SOLE                13970.000         11012.000
FedEx Corp.                    COM              31428X106     6113 90320.000SH       SOLE                81245.000          9075.000
Fire River Gold Corp.          COM              31811Q106        4 10000.000SH       SOLE                                  10000.000
General Electric               COM              369604103     5599 367838.868SH      SOLE               317328.868         50510.000
Gilead Sciences, Inc.          COM              375558103     3605 92915.000SH       SOLE                88515.000          4400.000
Goldcorp, Inc.                 COM              380956409      981 21500.000SH       SOLE                                  21500.000
Golden Phoenix Minerals, Inc.  COM              381149103        4 50000.000SH       SOLE                                  50000.000
Grainger W.W.                  COM              384802104      598 4000.000 SH       SOLE                                   4000.000
Great Basin Gold Ltd.          COM              390124105       42 25000.000SH       SOLE                                  25000.000
Great Panther Silver Ltd.      COM              39115V101       38 15000.000SH       SOLE                                  15000.000
H.J. Heinz                     COM              423074103      220 4350.000 SH       SOLE                 4350.000
Hathor Exploration Limited     COM              419018106       38 10000.000SH       SOLE                                  10000.000
Hecla Mining Co.               COM              422704106       96 18000.000SH       SOLE                                  18000.000
Hewlett Packard Company        COM              428236103     4546 202473.000SH      SOLE               181583.000         20890.000
Honeywell International, Inc.  COM              438516106      206 4700.000 SH       SOLE                 4700.000
IBM                            COM              459200101     4179 23900.000SH       SOLE                19835.000          4065.000
JPMorgan Chase & Co.           COM              46625H100     6236 207051.000SH      SOLE               185736.000         21315.000
Kaminak Gold Corp.             COM              48356P202       29 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      227 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     3793 639595.000SH      SOLE               577345.000         62250.000
Kodiak Oil & Gas Corp.         COM              50015Q100      115 22000.000SH       SOLE                                  22000.000
Kohl's Corp.                   COM              500255104     7725 157340.000SH      SOLE               141715.000         15625.000
Majescor Resources Inc.        COM              760960203        9 50000.000SH       SOLE                                  50000.000
Marsh & McLennan               COM              571748102     3784 142535.000SH      SOLE               135435.000          7100.000
McDonalds Corp.                COM              580135101      788 8975.000 SH       SOLE                 4775.000          4200.000
Merck & Company                COM              58933Y105      259 7935.000 SH       SOLE                 1135.000          6800.000
Microsoft Corp.                COM              594918104      285 11450.000SH       SOLE                 2450.000          9000.000
Morgan Stanley                 COM              617446448     2954 218680.000SH      SOLE               197880.000         20800.000
Mylan Labs                     COM              628530107     4356 256405.000SH      SOLE               231080.000         25325.000
Newmont Mining Corp.           COM              651639106     2297 36485.000SH       SOLE                29795.000          6690.000
Oracle Corp.                   COM              68389X105     8670 301660.000SH      SOLE               271920.000         29740.000
Parker Hannifin Corp.          COM              701094104     6436 101951.000SH      SOLE                91719.000         10232.000
Pfizer                         COM              717081103      440 24915.000SH       SOLE                 2975.000         21940.000
Procter & Gamble               COM              742718109      208 3300.000 SH       SOLE                 1700.000          1600.000
Prophecy Coal Corp.            COM              74345B104       38 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       35 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      560 9105.000 SH       SOLE                  705.000          8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     8312 133962.994SH      SOLE               117875.994         16087.000
Rye Patch Gold Corp            COM              783727100        5 15000.000SH       SOLE                                  15000.000
Sandstrom Gold Ltd.            COM              80013R107       10 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      123 15600.000SH       SOLE                                  15600.000
Staples, Inc.                  COM              855030102     6509 489420.000SH      SOLE               441580.000         47840.000
Star Gas Partners, L.P.        COM              85512C105       49 10000.000SH       SOLE                                  10000.000
Stryker Corp.                  COM              863667101     2509 53227.000SH       SOLE                44667.000          8560.000
Symantec Corp.                 COM              871503108     3039 186420.000SH      SOLE               156605.000         29815.000
Taku Gold Corp.                COM              874072101        1 15000.000SH       SOLE                                  15000.000
Taseko Mines Ltd.              COM              876511106       38 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     5306 225415.000SH      SOLE               202725.000         22690.000
US Silver Corp.                COM              90343P101       49 100000.000SH      SOLE                                 100000.000
United Health Group Inc.       COM              91324P102     6404 138865.000SH      SOLE               125970.000         12895.000
Verizon Communications         COM              92343V104     8106 220276.000SH      SOLE               196171.000         24105.000
W.R. Berkley Corp.             COM              084423102     4493 151320.000SH      SOLE               144030.000          7290.000
WalMart Stores                 COM              931142103     6781 130662.000SH      SOLE               116557.000         14105.000
Williams Cos. Inc.             COM              969457100     2031 83450.000SH       SOLE                69840.000         13610.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $236,213